Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 4. Property and Equipment, net

Property and equipment, net as of December 31, 2023 and 2022, consisted of the following:

	December 31,	December 31,
	2023	2022

Computers and equipment	$124,199	$124,199
Furniture and fixtures	16,898	16,898
Software	2,026,200	2,026,200
Property and equipment	2,167,297	2,167,297
Accumulated depreciation	(2,145,988)	(2,059,219)
Property and equipment, net	$21,309	$108,078

Depreciation expense for the years ended December 31, 2023 and 2022 amounted to $90,744 and $160,466, respectively.